Stockholders Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Warrant Shares
Number of warrants Beginning balance	362,729,077	68,981,234	27,405,475
Number of warrants Granted	113,319,999	394,353,319	55,000,000
Number of warrant shares, Canceled/Expired	0	(605,476)
Number of warrants Exercised		(100,000,000)	(13,424,241)
Number of warrants Outstsnding Ending	476,049,706	362,729,077	68,981,234
Number of warrants exercisable Ending	476,049,076	362,729,077
Exercise price range per share, Granted	$ 0.02	$ 0.0045	$ 0.05
Weighted Average Exercise Price
Weighted Average Exercise Price Beginning Balance	0.006	0.0421	0.0117
Weighted Average Exercise Price, Granted	0.02	0.011	0.05
Weighted Average Exercise Price, Canceled/Expired	0	0.035
Weighted Average Exercise Price, Exercised	0	0.165
Weighted Average Exercise Price Outstanding Ending Balacce	0.0045	0.006	0.0421
Weighted Average Exercise Price Exercisable Ending Balacce	0.009	0.006
Exercise Price Range Per Share Exercisable Ending balance		0.0045	1,121,250,000
Minimum [Member]
Number of Warrant Shares
Exercise price range per share, Granted			0.005
Weighted Average Exercise Price
Weighted Average Exercise Price, Granted		0.0045
Exercise Price Range Per Share, Beginning balance	0.0045	0.0045	0.0045
Exercise Price Range Per Share, Exercised		0.08
Exercise Price Range Per Share, Canceled/Expired		0.0085
Exercise Price Range Per Share Outstanding Ending	0.0045	0.0045	0.0045
Exercise Price Range Per Share Exercisable Ending balance	0.0045	0.0045
Maximum [Member]
Number of Warrant Shares
Exercise price range per share, Granted			0.0375
Weighted Average Exercise Price
Weighted Average Exercise Price, Granted		0.05
Exercise Price Range Per Share, Beginning balance	0.75	2.90	2.90
Exercise Price Range Per Share, Exercised		2.90
Exercise Price Range Per Share, Canceled/Expired		2.90
Exercise Price Range Per Share Outstanding Ending	0.75	0.75	$ 2.90
Exercise Price Range Per Share Exercisable Ending balance	$ 0.75	1,121,250,000
Exercise Price Range Per Share Exercisable Ending balance		$ 0.75